EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2015
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 13 - EMPLOYEE BENEFITS

The Company has adopted a 401(k) plan and defined contribution profit sharing plan covering substantially all of its employees. The contribution to the plan for the profit sharing contribution is determined by the Board of Directors. The Company contributed $176,074 and $165,227 to the plan for the profit sharing contribution for the years ended December 31, 2015 and 2014, respectively. The 401(k) component of the plan allows participants to defer up to 50% of their compensation. Such deferral accumulates on a tax deferred basis until the employee withdraws the funds. The Company matched the employee contributions for the 401(k) plan up to 3% of compensation for the years ended December 31, 2015 and 2014. Total expense recorded for the Company’s match for the 401(k) plan was $155,088 and $144,807 for the years ended December 31, 2015 and 2014, respectively.